SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-Out Consideration and Additional Earn-Out Consideration	$ 10,400	$ 11,187
Holdback Amount	0	795
Other	206	934
Total other long-term liabilities	$ 10,606	$ 12,916